Investment Objectives and Goals	Aug. 31, 2025
Franklin Templeton SMACS: Series E
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Templeton SMACS: Series E
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton SMACS: Series I
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Templeton SMACS: Series I
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton SMACS: Series CH
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Templeton SMACS: Series CH
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To seek to provide investors with a high level of income exempt from federal and California personal income taxes with capital appreciation as a secondary goal.
Franklin Templeton SMACS: Series H
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Templeton SMACS: Series H
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To seek to provide investors with a high current yield exempt from federal income taxes. Its secondary goal is capital appreciation to the extent possible and consistent with the Fund's principal investment goal.